SECURITIES ACT FILE NO. 333-148749

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

617-426-3750

(Registrant’s Area Code and Telephone Number)

James R. Bordewick, Jr., Esq.

Columbia Management Group, LLC

One Financial Center

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

With copies to:

Brian D. McCabe, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110	Cameron S. Avery, Esq. Bell, Boyd & Lloyd LLC 70 West Madison Street, Suite 3300 Chicago, Illinois 60602

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 497(b) (File No. 333-148749) with the Commission on March 17, 2008 (Accession No. 0001193125-08-058941).

PART C. OTHER INFORMATION

Item 15.	Indemnification

Article Five of the Bylaws of Registrant (“Article Five”) provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to the Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to the Trust or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to the Registrant or any affiliated person thereof (“Covered Persons”) under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article Five also provides that its indemnification provisions are not exclusive. The Trust has also entered into Indemnification Agreements with each of its Trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

The Registrant’s investment adviser, Columbia Management Advisors, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to the Trust or any Fund by Columbia Management Advisors, LLC.

Item 16.	Exhibits

(1)(a)	Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(1)(b)	Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(2)	Amended and Restated Bylaws of Registrant. (2)

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization relating to intermediate-term tax-exempt funds reorganization. Filed herewith.

(5)	Not applicable.

(6)(a)	Management Agreement between Registrant (f/k/a Columbia Funds Trust IX) and Columbia Management Advisors, LLC (f/k/a Columbia Management Advisors, Inc.) dated November 1, 2003 (Columbia High Yield Municipal Fund). (3)

(6)(b)	Management Agreement between Registrant and Columbia Management Advisors, LLC (f/k/a Columbia Management Advisors, Inc.) dated September 15, 2005 (Columbia Strategic Income Fund). (1)

(6)(c)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Balanced Fund). (4)

(6)(d)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Conservative High Yield Fund). (4)

(6)(e)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Greater China Fund). (4)

(6)(f)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Mid Cap Growth Fund). (4)

(6)(g)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Oregon Intermediate Municipal Bond Fund). (4)

(6)(h)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Real Estate Equity Fund). (4)

(6)(i)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Small Cap Growth Fund I). (4)

(6)(j)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Strategic Investor Fund). (4)

(6)(k)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Technology Fund). (4)

(6)(l)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Asset Allocation Fund, Columbia Small Cap Core Fund, Columbia Dividend Income Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund and Columbia Large Cap Growth Fund). (4)

(6)(m)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Income Fund and Columbia Intermediate Bond Fund). (4)

(6)(n)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia U.S. Treasury Index Fund). (4)

(6)(o)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia World Equity Fund). (4)

(6)(p)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Core Bond Fund). (4)

(6)(q)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia High Yield Opportunity Fund). (4)

(6)(r)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Small Cap Value Fund I). (4)

(6)(s)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Liberty Fund). (4)

(6)(t)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund). (5)

(6)(u)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Connecticut Intermediate Municipal Bond Fund). (4)

(6)(v)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Massachusetts Intermediate Municipal Bond Fund). (5)

(6)(w)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia New Jersey Intermediate Municipal Bond Fund). (4)

(6)(x)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia New York Intermediate Municipal Bond Fund). (5)

(6)(y)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Rhode Island Intermediate Municipal Bond Fund). (5)

(6)(z)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Tax-Exempt Fund). (5)

(6)(aa)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Federal Securities Fund). (9)

(6)(bb)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia International Stock Fund). (9)

(6)(cc)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 27, 2006 (Columbia Intermediate Municipal Bond Fund). (8)

(6)(dd)	Management Agreement between Registrant and Columbia Management Advisors, LLC dated March 31, 2008 (Columbia Blended Equity Fund, Columbia Emerging Markets Fund, Columbia Energy and Natural Resources Fund, Columbia International Growth Fund, Columbia Select Growth Fund, Columbia Pacific/ Asia Fund, Columbia Select Small Cap Fund, Columbia Value and Restructuring Fund, Columbia Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia Select Opportunities Fund and Columbia Mid Cap Value and Restructuring Fund). (9)

(7)(a)	Distribution Agreement between Registrant and Columbia Management Distributors, Inc. dated as of March 27, 2006. (5)

(7)(b)	Shareholder Servicing Plan Implementation Agreement between Registrant and Columbia Management Distributors, Inc. dated as of March 27, 2006. (2)

(8)	Not applicable.

(9)	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated September 19, 2005. (6)

(10)(a)	Distribution Plan pursuant to Rule 12b-1. (8)

(10)(b)	Plan pursuant to Rule 18f-3(d). (8)

(11)	Opinion and Consent of Ropes & Gray, LLP. (10)

(12)(a)	Opinion of Ropes & Gray, LLP in relation to Intermediate-Term Tax-Exempt Fund. Filed herewith.

(12)(b)	Opinion of Ropes & Gray, LLP in relation to New York Intermediate-Term Tax-Exempt Fund. Filed herewith.

(13)(a)	Administrative Agreement between Registrant and Columbia Management Advisors, LLC dated as of May 1, 2006. (5)

(13)(b)	Financial Reporting Services Agreement between Registrant, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of December 15, 2006 with Schedule A dated May 5, 2008. (9)

(13)(c)	Accounting Services Agreement between Registrant, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of December 15, 2006 with Schedule A dated May 5, 2008. (9)

(13)(d)

Amended and Restated Pricing and Bookkeeping Oversight and Services Agreement between Registrant, the other parties listed on Schedule A and Columbia Management Advisors, LLC dated January 1, 2008, with Schedule A dated May 5, 2008. (9)

(13)(e)	Transfer, Dividend Disbursing and Shareholders’ Servicing Agreement between Registrant, Columbia Management Advisors, LLC and Columbia Management Services, Inc. dated as of May 1, 2006. (5)

(13)(f)	Amended and Restated Credit Agreement dated as of October 19, 2006 by and among Registrant and certain other trusts party thereto, on behalf of certain of their series listed on Schedule A thereto, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of certain of their series listed on Schedule B thereto, Lloyds TSB Bank plc, Société Générale, New York Branch, Banco Bilbao Vizcaya Argentaria S.A., State Street Bank and Trust Company, individually, State Street Bank and Trust Company, as administrative agent for each of the banks party thereto, and State Street Bank and Trust Company, as operations agent for each of the banks party thereto. (8)

(13)(g)	Amendment Agreement No. 1 and Instrument of Adherence dated as of October 18, 2007 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (8)

(13)(h)	Letter agreement dated as of September 19, 2005, by and among Nations Funds Trust, Nations Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (8)

(13)(i)	Letter agreement dated as of February 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (8)

(13)(j)	Letter agreement dated as of June 7, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (8)

(13)(k)	Letter agreement dated as of September 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (8)

(13)(l)	Letter agreement dated as of October 19, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I, Bank of America Funds Trust, Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (8)

(13)(m)	Letter agreement dated as of September 17, 2007, by and among Registrant, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (8)

(13)(n)	Letter agreement dated as of October 18, 2007, by and among Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, as set forth on Appendix I to the Sixth Amendment Agreement, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, as set forth on Appendix I thereto, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (8)

(13)(o)	Form of Indemnification Agreement. (2)

(13)(p)	Code of Ethics as revised January 3, 2006. (1)

(13)(q)	Code of Ethics of Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. dated January 1, 2006. (7)

(13)(r)	Fee Waiver and Expense Reimbursement Agreement between Registrant and Columbia Management Advisors, LLC dated February 5, 2008, with Attachment A dated February 5, 2008. (9)

(14)	Consents of Independent Registered Public Accounting Firm. (10)

(15)	Not applicable.

(16)(a)	Power of Attorney. (10)

(16)(b)	Power of Attorney. (10)

(17)	Not applicable.

1.	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on or about September 16, 2005.
2.	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on or about March 24, 2006.
3.	Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on or about October 28, 2004.

4.	Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on or about October 27, 2006.
5.	Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on or about March 29, 2007.
6.	Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement of Columbia Funds Trust XI on Form N-1A (File Nos. 33-11351 and 811-7978), filed with the Commission on or about January 27, 2006.
7.	Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement of Columbia Funds Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about September 28, 2007.
8.	Incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-148106), filed with the Commission on or about December 17, 2007.
9.	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on or about July 29, 2008.
10.	Incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-148749), filed with the Commission on or about January 18, 2008

Item 17.	Undertakings

(1)	The undersigned Columbia Funds Series Trust I agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Columbia Funds Series Trust I agrees that every prospectus that is filed under paragraph above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, Columbia Funds Series Trust I, in the City of Boston and The Commonwealth of Massachusetts, on the 7th day of August, 2008.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher L. Wilson
Name:	Christopher L. Wilson
Title:	President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in their capacities and on the dates indicated.

Signature	Title	Date

/s/ Christopher L. Wilson
Christopher L. Wilson	President (Principal Executive Officer)	August 7, 2008

/s/ J. Kevin Connaughton
J. Kevin Connaughton	Senior Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	August 7, 2008

/s/ John D. Collins*
John D. Collins	Trustee	August 7, 2008

/s/ Rodman L. Drake*
Rodman L. Drake	Trustee	August 7, 2008

/s/ Douglas A. Hacker*
Douglas A. Hacker	Trustee	August 7, 2008

/s/ Janet Langford Kelly*
Janet Langford Kelly	Trustee	August 7, 2008

/s/ William E. Mayer*
William E. Mayer	Trustee	August 7, 2008

/s/ Charles R. Nelson*
Charles R. Nelson	Trustee	August 7, 2008

/s/ John J. Neuhauser*
John J. Neuhauser	Trustee	August 7, 2008

/s/ Jonathan Piel*
Jonathan Piel	Trustee	August 7, 2008

/s/ Patrick J. Simpson*
Patrick J. Simpson	Trustee	August 7, 2008

/s/ Thomas C. Theobald*
Thomas C. Theobald	Trustee	August 7, 2008

/s/ Anne-Lee Verville*
Anne-Lee Verville	Trustee	August 7, 2008

*By:	/s/ Peter T. Fariel
Peter T. Fariel
Attorney-in-Fact**
August 7, 2008

**Executed by Peter T. Fariel on behalf of those indicated pursuant to Powers of Attorney filed herewith as Exhibits 16(a) and 16(b).

INDEX TO EXHIBITS

Exhibit Name:

(4)	Agreement and Plan of Reorganization relating to intermediate-term tax-exempt funds reorganization.

(12)(a)	Opinion of Ropes & Gray, LLP in relation to Intermediate-Term Tax-Exempt Fund.

(12)(b)	Opinion of Ropes & Gray, LLP in relation to New York Intermediate-Term Tax-Exempt Fund.